Summary of Significant Accounting Policies - Major Charters (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Navig8 Group of Companies (“Navig8”)
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	31.90%	33.00%	35.20%
Shell Tankers Singapore Private LTD ("Shell")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	13.70%	20.00%	13.60%
Mansel LTD ("Mansel")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	14.30%	14.70%	10.80%